Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Consolidated net income	¥ 239,516	¥ 232,445	¥ 254,109
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	275,173	258,133	261,343
Loss on disposal of fixed assets	10,638	11,242	8,937
Impairment loss of fixed assets		7	598
Impairment loss of investments	39	1,527	8,130
Equity in (earnings) losses of affiliated companies	664	(610)	7,368
Deferred income taxes	16,791	7,487	29,129
Decrease in trade receivables	45,040	5,030	9,991
(Increase) decrease in inventories	85,577	(24,805)	(109,983)
Increase (decrease) in trade payables	(108,622)	(102,293)	35,766
Increase (decrease) in accrued income taxes	(9,432)	12,427	(25,653)
Increase (decrease) in accrued expenses	(15,635)	(30,089)	8,938
Increase (decrease) in accrued (prepaid) pension and severance cost	(15,568)	5,515	(2,315)
Other, net	(16,539)	8,061	(16,796)
Net cash provided by operating activities	507,642	384,077	469,562
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(233,175)	(316,211)	(238,129)
Proceeds from sale of fixed assets (Note 5)	1,763	4,861	3,273
Purchases of available-for-sale securities	(5,771)	(417)	(2,160)
Proceeds from sale and maturity of available-for-sale securities	4,528	344	1,934
(Increase)decrease in time deposits, net	(12,483)	103,137	(34,111)
Acquisitions of subsidiaries, net of cash acquired	(4,914)	(704)	29
Purchases of other investments	(296)	(796)	(373)
Other, net	136	(2,954)	12,994
Net cash used in investing activities	(250,212)	(212,740)	(256,543)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,483	614	725
Repayments of long-term debt	(2,334)	(3,732)	(4,670)
Increase (decrease) in short-term loans, net	(547)	(5,055)	2,466
Dividends paid	(155,627)	(142,362)	(152,784)
Repurchases of treasury stock, net	(50,007)	(149,968)	(99,766)
Other, net	(15,149)	(19,236)	(3,484)
Net cash used in financing activities	(222,181)	(319,739)	(257,513)
Effect of exchange rate changes on cash and cash equivalents	86,982	41,853	(22,858)
Net change in cash and cash equivalents	122,231	(106,549)	(67,352)
Cash and cash equivalents at beginning of year	666,678	773,227	840,579
Cash and cash equivalents at end of year	788,909	666,678	773,227
Cash paid during the year for:
Interest	500	1,084	914
Income taxes	¥ 108,950	¥ 98,096	¥ 120,696